Share-Based Compensation (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 09, 2014	Jul. 31, 2014	Jul. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 1.40	$ 0.83
Dividend yield		0.00%	0.00%
Volatility rate		108.00%	134.80%
Risk-free interest rate		0.45%	85.00%
Share-based compensation		$ 2,958,000	$ 720,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		80,000	701,000
Unvested Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized non-cash compensation cost		142,000
Unrecognized non-cash compensation costs, weighted average period		2 years 4 months 17 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized non-cash compensation cost		4,059,000
Unrecognized non-cash compensation costs, weighted average period		1 year 5 months 19 days
Shares authorized for issuance		5,100,000
Shares granted		1,130,000
Value of options canceled/forfeited	59,000
Share-based compensation		$ 2,878,000	$ 19,000
Shares vested		1,205,000
Shares expected to vest		3,765,000
Shares outstanding			0
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		2,800,000
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		500,000
Requisite service period		2 years
Forfeiture percentage		40.00%
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		60.00%
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		40.00%
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		1,000,000
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Gary D. Cohee [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		200,000
Gary D. Cohee [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Gary D. Cohee [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
William Otis [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		200,000
William Otis [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
William Otis [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Dr David Theno, Jr [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		200,000
Dr David Theno, Jr [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Dr David Theno, Jr [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Craig Culver [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Craig Culver [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		200,000
Options forfeited	200,000
Craig Culver [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%